CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2018
Cash, cash equivalents and other investments [Abstract]
Schedule of other investments

	As of December 31,
	2018	2017

Investments in companies under cost method	252	252
Investments in debt instruments	6,943	3,128

Other investments, net – Non-current	7,195	3,380

Schedule of cash and cash equivalents

	As of December 31,
	2018	2017

(i) Other investments
Other deposits with maturity of more than three months	44,529	132,736

Other investments - Current	44,529	132,736
(ii) Cash and cash equivalents
Cash and banks	87,863	100,739
Restricted cash	2,216	50
Short-term bank deposits	140,456	229,239
Other deposits with maturity of less than three months	20,006	7,751

Cash and cash equivalents	250,541	337,779